GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report on the General Municipal Bond Fund, Inc. for the six-month period ended August 31, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 3.32%,* and an annualized tax-free distribution rate per share of 5.05%.**

THE ECONOMY

  Having consistently viewed inflation as the primary threat to our strong growth, low unemployment economy, the Federal Reserve Board (the "Fed") now has another factor to ponder in setting monetary policy: the risk of global recession. The wave of economic uncertainty that shook stock markets and caused currencies to devalue, begun in Thailand on July 2, 1997 (the onset of the Asian financial crisis) , has spread through Asia and around the world. By the end of the reporting period, Russia had devalued its ruble. All this financial tumult has underscored just how economically interrelated the world's nations are. In fact, the fragility of global financial markets has been a key factor in the Fed' s reluctance to raise interest rates in an economy now in its seventh year of economic expansion. It feared that a rise in rates might threaten the stability of other currencies.

  There were additional economic factors that stayed the Fed's hand. Inflation has remained tame, comfortably below 2% on the consumer level, and is minimal at the production level of the economy as well. One reason for the low inflation rate is the strong dollar, which keeps imports cheap; domestic producers are constrained from raising prices by competition from cheaper foreign goods. This has all been good news for consumers, who account for two-thirds of all economic activity. Bolstered by solid wage gains and abundant jobs, consumers have been a driving positive force in the economy. Whether it was housing, automobiles, big ticket or small ticket items, their spending and their overall economic optimism both were robust. But by the end of the reporting period, there were hints that this could change. The political and economic instability in Russia jolted the U.S. stock market in August. The stock market selloff could cause consumers to grow less confident and curtail spending. Of course, the larger-scale economic fundamentals for consumers remain positive: inflation is low and jobs plentiful.

  The wave of devaluations that began over a year ago in Southeast Asia has become stronger. Collapsing currencies, the latest being the Russian ruble, have triggered often violent reactions in foreign financial markets. The distant financial turmoil has resulted in a reduced demand for U.S. exports, and has begun to curtail domestic corporate profit growth. In the second quarter, profits declined year-over-year for the first time in almost a decade. Mirroring the slide in corporate profits, industrial production declined in June and July. In addition to the profit pinch, second-quarter economic growth lessened to 1.6%, the slowest rate in three years and dramatically below the 5.5% rate reported for the first quarter. We remain alert for additional signs of the domestic effects of global financial problems.

MARKET ENVIRONMENT

  The global flight to quality resulting from the crises in Asia and Russia has forced bond prices higher while stocks suffer. While most fixed-income asset classes have benefited, the move to lower yields has not been commensurate. The U.S. Treasury market has been the major beneficiary of the shift in assets from domestic stock investors and foreign accounts. In the wake of the plunge in stock prices over the past several weeks, the yield on the bellwether 30-year Treasury fell to an historic low. Because municipal bonds have not responded to the same degree, the disparity between the two markets has widened to the point where, in many instances, high-grade tax-exempts are yielding 100% of taxable Treasury bonds. All along the maturity range, municipal yield ratios (a municipal bond's yield divided by the same maturity Treasury bond's yield) are at their highest levels of the past year.

Investors are beginning to shift more assets to tax-exempts. We view this move as a positive sign that more individuals are realizing the attractiveness of municipal bonds. However, the trend in retail demand has not been as significant as might be expected. The supply of new tax-exempt issues still presents a challenge to the market; it is expected that 1998's level could surpass the prior record of $290 billion reached five years ago.

  It might take another spike in Treasury bond prices or further erosion in stocks before municipals begin to gain momentum. Given their "cheapness," municipals are arguably an attractive investment, particularly for nervous stock investors. Should the stock market fail to make a meaningful recovery or move lower in the weeks ahead, municipal bonds might gain in popularity.

PORTFOLIO OVERVIEW

  While U.S. Treasury securities have rallied to new highs recently, municipals have failed to match the price levels they attained in January. Despite signs of a moderating economic climate, contained inflation, and renewed hopes of a Fed easing of short-term interest rates, the movement of tax-exempt prices has been constrained. Our investment strategy continues to maintain a neutral view on the prospect for a substantial move in tax-exempt rates. Therefore, the Fund's risk profile as measured by duration is being maintained slightly shorter than that of the Lehman Brothers Municipal Bond Index. Instead, our objective is to focus on the generation of tax-exempt income, recognizing that a modest amount of capital appreciation might be lost during any meaningful rally. To date, such a rally has not materialized in municipals. While we think it is still possible that long-term Treasury yields might drop to 5% from today' s level of approximately 5.25%, it does not appear that municipals will match such a rate move.

  Given the potential for a weakening domestic economy, we are mindful that credit quality and credit spreads merit careful monitoring. The yield differentials between the highest grade and lower rated credits have narrowed to historically tight spreads. Fund purchases have generally been concentrated in better quality credits; currently, over one-half of the Fund's securities carry a rating of "A" or better.

  We believe that the current domestic economic environment, coupled with financial crises in Asia and Russia, creates a still favorable investment environment. However, for the reasons cited, we don't believe that our current portfolio position needs to become more aggressive. Should the demand for municipals begin to accelerate, then we might find it necessary to reconsider our posture. In the meantime, we continue to mine for those investment opportunities that meet our investment criteria and will add incremental yield and performance to the Fund.


              Very truly yours,

              [Richard J. Moynihan signature logo]

              Richard J. Moynihan

              Director, Municipal Portfolio Management

              The Dreyfus Corporation

September 18, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.


GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                          AUGUST 31, 1998 (UNAUDITED)

                                                                                                   Principal
Long-Term Municipal Investments--97.8%                                                               Amount            Value
-------------------------------------------------------                                             ________        _________
Alabama--2.7%

Alabama Industrial Development Authority, SWDR (Pine City Fiber Co.)


  6.45%, 12/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  12,000,000     $  13,165,030


Courtland Industrial Development Authority, SWDR


  (Champion International Corp. Project) 6.375%, 3/1/2029  . . . . . . . . . . . . . . . .          4,000,000         4,269,040


Arkansas--.8%

Little River County, Industrial Revenue, Refunding (Georgia--Pacific Corp.
Project)


  5.60%, 10/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,062,750


California--2.3%

California Pollution Control Financing Authority, PCR, Refunding


  (San Diego Gas and Electric Co.) 5.90%, 6/1/2014 (Insured; MBIA) . . . . . . . . . . . .          9,715,000        11,088,895


Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,


  Refunding 6%, 7/1/2026 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . .          3,900,000         4,281,420


Colorado--7.2%


Colorado Housing Finance Authority, Single Family Program 7.55%, 8/1/2023. . . . . . . . .          2,420,000         2,560,699


Denver City and County:

 Airport System Revenue:


    7.25%, 11/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,065,000         4,551,865

    7.25%, 11/15/2012 (Prerefunded 11/15/2002) (a) . . . . . . . . . . . . . . . . . . . .          1,035,000         1,187,766

    8.25%, 11/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,125,000         4,532,179

    7.75%, 11/15/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,365,000         5,976,878

    7.75%, 11/15/2021 (Prerefunded 11/15/2001) (a) . . . . . . . . . . . . . . . . . . . .          1,395,000         1,583,757

    7.25%, 11/15/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,985,000         4,446,025

    7.25%, 11/15/2023 (Prerefunded 11/15/2002) (a) . . . . . . . . . . . . . . . . . . . .          1,200,000         1,377,120

    8.00%, 11/15/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,890,000         4,288,764

    8.00%, 11/15/2025 (Prerefunded 11/15/2001) (a) . . . . . . . . . . . . . . . . . . . .          1,360,000         1,530,082

  Special Facilities Airport Revenue (United Airlines Project) 6.875%, 10/1/2032 . . . . .          9,235,000        10,039,368

Lakewood, MFHR, Mortgage 6.70%, 10/1/2036 (Insured; FHA) . . . . . . . . . . . . . . . . .          5,000,000         5,403,600


Connecticut--1.0%

Connecticut Housing Finance Authority, Refunding (Housing Mortgage Finance
Program)


  6%, 11/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,995,000         6,336,475


Florida--3.6%

Palm Beach County, Solid Waste IDR (Osceola Power Ltd. Partnership)


  6.95%, 1/1/2022 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,370,000


Pinellas County Housing Facilities Authority, SFMR (Multi-County Program)


  6.70%, 2/1/2028 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,920,000         6,376,314

Polk County Industrial Development Authority, IDR 7.525%, 1/1/2015 . . . . . . . . . . . .         13,840,000        14,910,524


Georgia--1.6%


Effingham County Development Authority, SWDR 5.625%, 7/1/2018. . . . . . . . . . . . . . .          4,000,000         4,047,600


Fulton County Development Authority, Special Facilities Revenue (Delta Airlines
Inc. Project)


  5.45%, 5/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,450,000         6,471,027



GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)              AUGUST 31, 1998 (UNAUDITED)

                                                                                                    Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------

                                                                                                   __________       _________

Idaho--.6%

Idaho Housing Agency, Housing Revenue (Blue Meadows Project)


  7.20%, 7/1/2033 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    3,500,000    $    3,676,085


Illinois--4.9%

Chicago, Gas Supply Revenue (People's Gas Light and Coke Co. Project)


  8.10%, 5/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,252,570


Chicago-O'Hare International Airport, Special Facility Revenue

 (United Airlines Inc. Project):


    8.40%, 5/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,690,000         2,835,664

    8.50%, 5/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,701,225

    8.85%, 5/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,040,000         6,740,580


Illinois Health Facilities Authority, Health Hospital and Nursing Home Revenue:


  (Beverly Farm Foundation) 9.125%, 12/15/2015 (Prerefunded 12/15/2000) (a)  . . . . . . .          2,000,000         2,285,440

  (Residential Centers Inc.) 8.50%, 8/15/2016  . . . . . . . . . . . . . . . . . . . . . .          5,600,000         6,231,456

Village of Romeoville 8.375%, 1/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . .          7,495,000         8,282,949


Indiana--1.1%

Fishers, Economic Development Revenue, First Mortgage (United Student Funds
Inc.)


  8.375%, 9/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,044,700


Indiana State Development Finance Authority Revenue, Refunding


  (Inland Steel Facilities) 5.75%, 10/1/2011 . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,105,900


Iowa--.6%


Iowa Finance Authority, Single Family Mortgage 6.10%, 1/1/2028 . . . . . . . . . . . . . .          4,000,000         4,238,680


Kentucky--4.7%

Kenton County Airport Board, Airport Revenue

 (Special Facilities--Delta Airlines Project):


    7.50%, 2/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,550,000        12,733,182

    7.125%, 2/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,630,000         5,042,487


City of Mount Sterling, Revenue (Kentucky League of Cities Funding Trust Lease


  Program) 6.10%, 3/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,500,000         6,237,000


Pendleton County, Multi-County Lease Revenue (Kentucky Association of Counties


  Leasing Trust Program) 6.40%, 3/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         7,073,880


Louisiana--1.8%

Louisiana Public Facilities Authority, HR

 (Louisiana Association of Independent Colleges and Universities Facilities Loan
Program)


  7%, 12/1/2017 (Prerefunded 12/1/2002) (a)  . . . . . . . . . . . . . . . . . . . . . . .          6,195,000         7,038,573


Parish of Saint James, SWDR (Freeport-McMoRan Partnership Project)


  7.70%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,140,000         4,507,673


Maine--1.1%


Maine Finance Authority, SWDR (Boise Cascade Corp. Project) 7.90%, 6/1/2015. . . . . . . .          6,900,000         7,386,933




GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)              AUGUST 31, 1998 (UNAUDITED)

                                                                                                    Principal

Long-Term Municipal Investments (continued)                                                          Amount           Value
-------------------------------------------------------

                                                                                                   __________       _________

Maryland--1.9%

Maryland Community Development Administration, Department of Housing and


  Community Development (Single Family Program) 6.55%, 4/1/2026  . . . . . . . . . . . . .     $    9,970,000     $  10,749,554

Montgomery County Housing Opportunities Commission, MFMR 7.375%, 7/1/2032. . . . . . . . .          1,405,000         1,468,520


Massachusetts--2.8%

Massachusetts Health and Educational Facilities Authority, Revenue


  (New England Deaconess Hospital Issue) 7.20%, 4/1/2022 (Prerefunded 4/1/2001) (a)  . . .          5,070,000         5,587,039


Massachusetts Port Authority, Special Project Revenue (Harborside Hyatt Project)


  10%, 3/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,344,700

Massachusetts Water Resource Authority, Water Revenue 4.75%, 8/1/2027 (Insured; FSA).. . .         10,100,000         9,708,221


Michigan--8.6%


Detroit, Water Supply System Revenue 5%, 7/1/2027 (Insured; MBIA). . . . . . . . . . . . .          6,750,000         6,643,148


Michigan Hospital Finance Authority, HR, Refunding:

 (Genesys Health System):


    8.10%, 10/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,518,100

    8.125%, 10/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,910,000         6,189,448

    7.50%, 10/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         9,659,840

  (Oakwood Obligation Group) 5%, 8/15/2031 . . . . . . . . . . . . . . . . . . . . . . . .         12,150,000        11,852,690


Michigan Strategic Fund, SWDR, Refunding (Genesee Power Station Project)


  7.50%, 1/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,635,530


Romulus Economic Development Corp., Economic Development Revenue, Refunding

 (HIR Limited Partnership Project)


  7%, 11/1/2015 (Surety Bond; ITT Lyndon Property Co. Inc.)  . . . . . . . . . . . . . . .          5,000,000         5,588,300


Wayne Charter County, Special Airport Facilities Revenue


  (American Airlines Inc. Project) 7%, 12/1/2011.  . . . . . . . . . . . . . . . . . . . .          5,620,000         6,277,203


Minnesota--1.1%

Washington County Housing and Redevelopment Authority, Hospital Facility Revenue


  (Healtheast Project) 5.50%, 11/15/2027 (Insured; ACA)  . . . . . . . . . . . . . . . . .          7,000,000         7,158,830


Mississippi--1.4%

Clairborne County, PCR, Refunding (System Energy Resources Inc.)


  7.30%, 5/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,273,150


Warren County, Environmental Improvement Revenue


  (International Paper Corp.) 5.55%, 8/15/2022 . . . . . . . . . . . . . . . . . . . . . .          4,200,000         4,249,308


Missouri--.5%

Missouri Health and Educational Facilities Authority, Health Facilities Revenue


  (Children's Mercy Hospital) 5.30%, 5/15/2028.  . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,530,730


New Hampshire--1.8%

New Hampshire Higher Educational and Health Facilities Authority, Revenue


  (Crotched Mountain Rehabilitation Center) 7.75%, 1/1/2020 (Prerefunded 1/1/2000) (a) . .          2,200,000         2,358,268


New Hampshire Housing Finance Authority, Single Family Residential Mortgage:


  7.75%, 7/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,445,000         5,807,800

  7.70%, 7/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,555,000         3,716,681






GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)              AUGUST 31, 1998 (UNAUDITED)

                                                                                                    Principal
Long-Term Municipal Investments (continued)                                                          Amount            Value
-------------------------------------------------------                                           __________        _________

New Mexico--1.2%

Farmington, PCR, Refunding (Public Service Company of San Juan Project)


  6.375%, 4/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    6,925,000    $    7,573,942


New York--10.1%

Long Island Power Authority, Electric System Revenue, Refunding


  5%, 12/1/2018 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,300,000         7,276,421


New York City:


  5%, 8/15/2028. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,500,000         7,312,200

  Refunding 5%, 8/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,797,200


New York State Dormitory Authority, Revenue:


  (Mount Sinai School of Medicine) 5.15%, 7/1/2024 (Insured; MBIA) . . . . . . . . . . . .          4,000,000         4,178,440

  (State University Educational Facilities) 7.50%, 5/15/2013 . . . . . . . . . . . . . . .          2,500,000         3,222,950


New York State Local Government Assistance Corp., Sales Tax Revenue,


  Refunding 5.25%, 4/1/2016 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . .          6,410,000         6,800,754


New York State Urban Development Corp., Lease Revenue, Refunding

 (Correctional Capital Facilities):


    5.25%, 1/1/2014 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,925,000         7,372,563

    5%, 1/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,780,800


Triborough Bridge and Tunnel Authority, Revenues, General Purpose, Refunding


  5.50%, 1/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,865,600


North Carolina--2.5%

Charlotte North Carolina Special Facilities, Airport and Marina Revenue


  (Charlotte--Douglas International Airport) 5.60%, 7/1/2027 . . . . . . . . . . . . . . .          8,480,000         8,544,957


North Carolina Medical Care Commission, HR (Firsthealth of the Carolinas)


  4.75%, 10/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,180,000         7,784,006


North Dakota--1.1%

North Dakota Housing Finance Agency, SFMR:


  7.30%, 7/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,400,000         3,586,490

  7.75%, 7/1/2024 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,620,000         3,845,526


Ohio--3.9%

Cleveland Airport, Port, Airport and Marina Revenue (Continental Airlines Inc.
Project)


  5.375%, 9/15/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,120,000         4,104,880


Cleveland, Parking Facilities Improvement Revenue


  8.10%, 9/15/2022 (Prerefunded 9/15/2002) (a) . . . . . . . . . . . . . . . . . . . . . .          2,300,000         2,692,817


Hamilton County, Sales Tax Revenue (Hamilton County Football Project)


  5%, 12/1/2027 (Insured; MBIA). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,930,800


Ohio State Water Development Authority, Pollution Control Facilities Revenue,


  Refunding (Cleveland Electric) 6.10%, 8/1/2020 . . . . . . . . . . . . . . . . . . . . .          8,500,000         8,913,950


Oklahoma--4.7%


McGee Creek Authority, Water Revenue 6%, 1/1/2013 (Insured; MBIA). . . . . . . . . . . . .          6,025,000         6,892,480




GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)              AUGUST 31, 1998 (UNAUDITED)

                                                                                                    Principal
Long-Term Municipal Investments (continued)                                                          Amount            Value
-------------------------------------------------------                                           __________        _________

Oklahoma (continued)

Trustees of the Tulsa Municipal Airport Trust, Revenue

 (American Airlines Inc. Project):


    7.375%, 12/1/2020 (Guaranteed; AMR Corp.)  . . . . . . . . . . . . . . . . . . . . . .     $    9,850,000     $  10,609,139

    7.60%, 12/1/2030 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,000,000        13,104,360

Pennsylvania--1.1%

Lehigh County General Purpose Authority, Revenue (Wiley House)


  9.50%, 11/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         4,133,255


Montgomery County Higher Education and Health Authority, Revenue


  (Northwestern Corp.) 8.50%, 6/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,293,400


Rhode Island--1.2%

Rhode Island Housing and Mortgage Finance Corp.:


  (Homeownership E-1) 7.55%, 10/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . .          4,305,000         4,576,387

  (Rental Housing Program) 7.95%, 10/1/2020  . . . . . . . . . . . . . . . . . . . . . . .          3,195,000         3,344,206


South Carolina--1.4%

Piedmont Municipal Power Agency, Electric Revenue, Refunding


  6.55%, 1/1/2016  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,100,000         9,112,831


Texas--9.4%

Alliance Airport Authority Inc., Special Facilities Revenue


  (American Airlines Inc. Project) 7%, 12/1/2011 (Guaranteed; AMR Corp.) . . . . . . . . .         10,000,000        11,887,600


Bexar Metropolitan Water District, Waterworks System Revenue, Refunding


  5%, 5/1/2038 (Insured; MBIA).  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,875,000         8,716,581


Bell County Health Facilities Development Corp., Revenue


  (Southern Healthcare-Southview) 10.50%, 3/1/2020 (Prerefunded 3/1/2000) (a)  . . . . . .          2,825,000         3,151,316

Dallas Civic Center, Refunding and Improvement 4.875%, 8/15/2023 (Insured; MBIA) . . . . .          5,000,000         4,904,350


Dallas--Fort Worth International Airport Facility Improvement Corp., Revenue

 (Delta Airlines Inc.):


    7.625%, 11/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,200,000         2,429,174

    7.125%, 11/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,354,000


Dickens County, Lease Obligation (Jail and Detention Facility Project)


  8.875%, 4/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,950,000         4,039,389


Gulf Coast Waste Disposal Authority, SWDR (Champion International Corp. Project):


  7.25%, 4/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,810,000         3,089,735

  7.25%, 4/1/2017 (Prerefunded; 4/1/2002) (a)  . . . . . . . . . . . . . . . . . . . . . .          1,925,000         2,166,279


Harlandale Independent School District


  4.50%, 8/15/2023 (Guaranteed; Permanent School Fund)   . . . . . . . . . . . . . . . . .         10,685,000         9,906,277


Houston, Airport System Revenue (Continental Airlines Project):


  6.125% (Series B) 7/15/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,049,060

  6.125% (Series C) 7/15/2027  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,277,750


Utah--.7%


Carbon County, SWDR, Refunding (Sunnyside Cogeneration Project) 9.25%, 7/1/2018 (b). . . .          8,000,000         4,801,600




GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)              AUGUST 31, 1998 (UNAUDITED)

                                                                                                    Principal
Long-Term Municipal Investments (continued)                                                          Amount            Value
-------------------------------------------------------                                            __________        _________

Washington--3.9%

Chelan County Public Utility District Number 001, Consolidated Revenue


  (Chelan Hydroelectric) 7.50%, 7/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . .     $    5,655,000    $    7,027,525


Washington Housing Finance Commission, Nonprofit Housing Revenue


  (Seattle University Auxiliary Services Project) 5.30%, 7/1/2031 (LOC; Bank of America) . .        5,380,000         5,435,037


Washington Public Power Supply System, Revenue, Refunding


  (Nuclear Project Number 3) 7.125%, 7/1/2016 (Insured; MBIA)  . . . . . . . . . . . . . .         10,425,000        13,139,670


Wyoming--.8%


Wyoming Community Development Authority, Housing Revenue 6.25%, 6/1/2027 . . . . . . . . .          5,000,000         5,305,750


U.S. Related--3.7%

Puerto Rico Highway and Transportation Authority, Transportation Revenue,
Refunding


  5%, 7/1/2038.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,645,000        24,245,751

                                                                                                                  _____________


TOTAL LONG-TERM MUNICIPAL INVESTMENTS


  (cost $600,599,206)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $643,166,413

                                                                                                                  =============

Short-Term Municipal Investments--3.6%
-------------------------------------------------------

Alabama--1.2%


Mcintosh Industrial Development Board, Environmental Improvement Revenue,
  VRDN 3.60% (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    8,000,000    $    8,000,000


Michigan--.6%

Midland Economic Development Corp., Industrial Revenue, VRDN


  (Dow Chemical Co. Project) 3.75% (c) . . . . . . . . . . . . . . . . . . . . . . . . . .          4,100,000         4,100,000


Mississippi--1.8%

Jackson County, Port Facility Revenue, Refunding, VRDN


  (Chevron U.S.A. Inc Project) 3.65% (c) . . . . . . . . . . . . . . . . . . . . . . . . .         11,610,000        11,610,000

                                                                                                                  _____________


TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

  (cost $23,710,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  23,710,000
                                                                                                                  =============

TOTAL INVESTMENTS

  (cost $624,309,206)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             101.4%      $666,876,413

                                                                                                      =======     =============


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .              (1.4%)   $   (9,429,856)

                                                                                                      =======     =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $657,446,557

                                                                                                      =======     =============



GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------
Summary of Abbreviations
-----------------------------------------------------------------------------
ACA         American Capital Access                                 MFHR        Multi-Family Housing Revenue

AMBAC       American Municipal Bond Assurance Corporation           MFMR        Multi-Family Mortgage Revenue

FHA         Federal Housing Administration                          PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            SFMR        Single Family Mortgage Revenue

HR          Hospital Revenue                                        SWDR        Solid Waste Disposal Revenue

IDR         Industrial Development Revenue                          VRDN        Variable Rate Demand Notes

LOC         Letter of Credit

MBIA        Municipal Bond Investors Assurance
               Insurance Corporation


Summary of Combined Ratings (Unaudited)

-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               ________                          _________________              ___________________
AAA                                Aaa                               AAA                                  23.2%

AA                                 Aa                                AA                                   12.0

A                                  A                                 A                                    13.0

BBB                                Baa                               BBB                                  31.9

BB                                 Ba                                BB                                    4.8

F1                                 Mig1                              SP1                                   3.6

Not Rated (d)                      Not Rated (d)                     Not Rated (d)                        11.5
                                                                                                         _______

                                                                                                         100.0%
                                                                                                         =======

Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b)  Non-income accruing security.

(c) Securities payable on demand. Variable interest rate--subject to periodic change.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES               AUGUST 31, 1998 (UNAUDITED)
                                                                                                    Cost              Value
                                                                                                _____________     _____________

ASSETS:                          Investments in securities--See Statement of Investments . .     $624,309,206      $666,876,413

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,178,476

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            9,982,991

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               37,124

                                                                                                                  _____________

                                                                                                                    680,075,004

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              379,720

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               33,809

                                 Payable for investment securities purchased . . . . . . .                           22,005,486

                                 Payable for shares of Common Stock redeemed . . . . . . .                               48,423

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              161,009

                                                                                                                  _____________

                                                                                                                     22,628,447

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $657,446,557

                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $612,660,501

                                 Accumulated net realized gain (loss) on investments . . .                            2,218,849

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           42,567,207

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $657,446,557
                                                                                                                  =============

SHARES OUTSTANDING


(150 MILLION SHARES OF $.01 PAR VALUE COMMON STOCK AUTHORIZED) . . . . . . . . . . . . . .                           44,198,313

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $14.87
                                                                                                                         ======

                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS          SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                          $19,336,558

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .       $  1,778,957

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .            867,671

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             28,202

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             26,720

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             25,861

                                 Directors' fees and expenses--Note 3(c) . . . . . . . . .             23,819

                                 Prospectus and shareholders' reports--Note 3(b) . . . . .             21,987

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .              2,489

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             12,679

                                                                                                 ____________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                            2,788,385

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           16,548,173


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:


                                 Net realized gain (loss) on investments . . . . . . . . .       $  2,170,706

                                 Net unrealized appreciation (depreciation) on investments . .      2,677,104

                                                                                                 ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                            4,847,810

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $21,395,983

                                                                                                                   ============

                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended
                                                                                         August 31, 1998        Year Ended
                                                                                          (Unaudited)       February 28, 1998
                                                                                        ________________    _________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  16,548,173      $    36,722,507

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . .         2,170,706           10,848,626

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . .         2,677,104           11,450,416

                                                                                           _____________       ______________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . .        21,395,983           59,021,549

                                                                                           _____________       ______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (16,639,314)         (36,631,366)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . .        (7,888,353)            (837,108)

                                                                                           _____________       ______________

    Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (24,527,667)         (37,468,474)

                                                                                           _____________       ______________

CAPITAL STOCK TRANSACTIONS:


  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .       345,028,538        1,796,646,098

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        17,600,541           25,404,886

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (355,566,169)      (1,880,181,758)

                                                                                           _____________       ______________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . .         7,062,910          (58,130,774)

                                                                                           _____________       ______________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . .         3,931,226          (36,577,699)


NET ASSETS:


  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       653,515,331          690,093,030

                                                                                           _____________       ______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $657,446,557       $  653,515,331

                                                                                           =============       ==============

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . .          --         $           91,141
                                                                                           _____________       ______________

                                                                                             Shares               Shares
                                                                                           _____________       ______________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,213,112          123,506,929

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . . . .         1,186,676            1,727,793

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (23,907,243)        (129,007,469)

                                                                                           _____________       ______________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . . . .           492,545           (3,772,747)

                                                                                           =============       ==============
                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                              Six Months Ended
                                              August 31, 1998                 Fiscal Year Ended February,
                                                                    ___________________________________________________________


PER SHARE DATA:                                  (Unaudited)         1998          1997         1996         1995         1994
                                                 __________         ______       ______        ______       ______       ______
   Net asset value, beginning of period  . . .       $14.95         $14.53       $15.00       $14.45        $15.46       $15.74

                                                     ______         ______       ______        ______       ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . .          .38            .77          .78          .82           .86          .90

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . .          .11            .44         (.21)         .57          (.89)        (.04)

                                                     ______         ______       ______        ______       ______       ______

   Total from Investment Operations  . . . . .          .49           1.21          .57         1.39          (.03)         .86

                                                     ______         ______       ______        ______       ______       ______

   Distributions:

   Dividends from investment income--net . . .         (.39)          (.77)        (.78)         (.82)        (.86)        (.91)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . .         (.18)          (.02)        (.26)         (.02)        (.12)        (.23)

   Dividends in excess of net realized gain

       on investments  . . . . . . . . . . . .           --             --           --           --           .00(1)        --

                                                     ______         ______       ______        ______       ______       ______

   Total Distributions . . . . . . . . . . . .         (.57)          (.79)       (1.04)         (.84)        (.98)       (1.14)

                                                     ______         ______       ______        ______       ______       ______

   Net asset value, end of period  . . . . . .       $14.87         $14.95       $14.53       $15.00        $14.45       $15.46

                                                     ======         ======       ======        ======       ======       ======

TOTAL INVESTMENT RETURN. . . . . . . . . . . .         6.59%(2)       8.52%        4.04%         9.79%         .07%        5.50%


RATIOS/SUPPLEMENTAL DATA:


   Ratio of expenses to average net assets . ..         .86%(2)        .87%         .88%         .88%          .87%         .82%

   Ratio of net investment income

       to average net assets . . . . . . . . .         5.09%(2)       5.23%        5.40%        5.50%         5.99%        5.71%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . .           --             --           --           --            --          .03%

   Portfolio Turnover Rate . . . . . . . . . .        45.17%(3)      91.37%      115.62%      114.78%        67.87%       59.19%

   Net Assets, end of period (000's Omitted) .     $657,447       $653,515     $690,093     $867,157      $934,277   $1,240,815
-----------------------------

(1)  Amount represents less than $.01 per share.

(2)  Annualized.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  General Municipal Bond Fund, Inc. (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custodian agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended August 31, 1998, the Fund did not borrow under the Facility.

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GENERAL MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1/2% of the value of the Fund's average daily net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended August 31, 1998, there was no expense reimbursement pursuant to the Agreement.

(b) Under a Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to certain Service Agents (a securities dealer, financial institution or other industry professional) for distributing the Fund' s shares and servicing shareholder accounts ("Servicing") and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing relating to the Fund and for Servicing, at an aggregate annual rate of .20 of 1% of the value of the Fund's average daily net assets. Both the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the value of the Fund's average daily net assets for any full fiscal year. During the period ended August 31, 1998, the Fund was charged $651,144 pursuant to the Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended August 31, 1998, the Fund was charged $140,016 pursuant to the transfer agency agreement.

  (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (d) A .10% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges service) where the redemption or exchange occurs less than fifteen days following the date of issuance. During the period ended August 31, 1998, the redemption fees amounted to $11,911.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 1998, amounted to $300,121,205 and $278,212,224, respectively.

At August 31, 1998, accumulated net unrealized appreciation on investments was
$42,567,207,   consisting  of  $46,498,129  gross  unrealized  appreciation  and
$3,930,922 gross unrealized depreciation.

  At August 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

GENERAL MUNICIPAL BOND FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                              106SA988

General Municipal

Bond Fund, Inc.

Semi-Annual

Report

August 31, 1998





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